Income Tax (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current:
Federal	$ (200)	$ 121	$ (239)
State and local	(1)	21	12
Foreign	614	203	227
Subtotal	413	345	0
Deferred:
Federal	2,241	643	(2,205)
State and local	(3)	(7)	26
Foreign	142	129	73
Subtotal	2,380	765	(2,106)
Current and Deferred:
Provision for income tax expense (benefit)	$ 2,793	$ 1,110	$ (2,106)